Fair Value and Fair Value Hierarchy of Financial Instruments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Fair value, assets, level 1 to level 2 transfers	$ 0	$ 0	$ 0
Fair value, assets, level 2 to level 1 transfers	0	0	0
Fair value, liabilities, level 1 to level 2 transfers	0	0	0
Fair value, liabilities, level 2 to level 1 transfers	0	0	0
Fair value, measurement asset transfers into level 3	0	0	0
Fair value, measurement asset transfers out of level 3	0	0	0
Fair value, measurement liability, transfers into level 3	0	0	0
Fair value, measurement liability, transfers out of level 3	$ 0	$ 0	$ 0